UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number           811-22946

Guggenheim Strategy Funds Trust
(Exact name of registrant as specified in charter)

805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Address of principal executive offices) (Zip code)

Amy J. Lee
805 King Farm Blvd, Suite 600, Rockville, MD 20850
(Name and address of agent for service)
Registrant's telephone number, including area code:   (301) 296-5100

Date of fiscal year end:  September 30

Date of reporting period: March 11, 2014 - March 31, 2014

Item 1.  Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Dear Shareholder:

Guggenheim Partners Investment Management, LLC d/b/a Guggenheim Investments (“GI” or the “Investment Manager”) is pleased to present the abbreviated semi-annual shareholder report for the Funds in the Guggenheim Strategy Funds Trust: Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III. The report covers the period beginning with the Funds’ inception on March 11, 2014, through March 31, 2014.

The investment objective for each Fund is to seek a high level of income consistent with the preservation of capital. There is no guarantee that the Funds will achieve their objective.

GI is responsible for the management of the Funds’ portfolio of investments. GI is an affiliate of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then information on each Fund in the Trust.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested.  Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

ECONOMIC AND MARKET OVERVIEW

Investment markets continued to rally through the period ended March 31, 2014, thanks to a steadily improving U.S. economy and ongoing U.S. Central Bank easing. Contributing to performance of equities were growing confidence in the sustainability of the U.S. economic recovery, favorable corporate profit growth, supportive valuations, interest rates below their long-run level, and positive inflows, as investors concerned about the end of quantitative easing and its impact on interest rates rotated out of fixed-income investments into equities.

In January 2014, based on positive economic data and a better jobs picture, the U.S. Federal Reserve (the “Fed”) began its long-expected tapering program, reducing monthly purchases by $10 billion. The Fed continued to taper even after acknowledging in March that the economy had slowed during the winter months, which were unusually harsh for much of the U.S. By April, it was buying only $55 billion a month, down from $85 billion in December 2013.

In March 2014, while noting that the U.S. economy has not yet reached full employment, the Fed also unlinked attainment of a 6.5% unemployment level with a potential rate hike, since the unemployment rate in February was approaching that level. Revised guidance from new Fed Chair Janet Yellen seemed to indicate that a rise might not be considered until mid-2015, at the earliest, although she stressed that it would depend on labor market conditions and the inflation rate. Still, the date was earlier than many market participants had expected, which knocked the market off record highs reached earlier in the six-month period.

Even though upcoming economic reports may reflect the impact from the severe winter weather, and international tensions remain high, the arrival of spring was expected to return the U.S. economy to its improving trend. Pent-up demand resulting from the huge gap in household formation over the prior several years continues to buoy the housing market, while a pickup in global demand bodes well for the U.S. manufacturing sector. Consumption is rising due to an increase in net worth, resulting from the rebound in housing and asset prices, which has boosted retail sales, and consumer sentiment measures. The consensus expectation for 2014 growth stands at 3.0%, compared with 1.9% for 2013.

Momentum driven by the favorable macro environment is supporting equities and moving spreads tighter, helping perpetuate the risk-on mode that has prevailed in the U.S. since 2008. Investors who want income will have to keep investing, but buying cheap securities may be a thing of the past. Recent volatility indicates that investors must guard against becoming complacent about the quality of investments they make and their inherent risks. The Fed continues pumping enormous amounts of liquidity into the system but, with little expectation that it will raise interest rates before 2015, the expansion is likely to continue. Even when the Fed does hike, it typically takes another two years before a recession threatens growth. While the economy may be entering a new era where interest rates head higher over the long term, there is likely a ceiling on how high rates can rise in advance of eventual monetary tightening.

For the six months ended March 31, 2014, the Standard & Poor’s 500® (“S&P 500”) Index* returned 12.51%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 6.41%. The return of the MSCI Emerging Markets Index* was 1.39%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 1.70% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 6.67%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.03% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of USD-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

FUND PROFILE (Unaudited)	March 31, 2014

Guggenheim Strategy Fund I

Holdings Diversification (Market Exposure as % of Net Assets)
Investments	Value	% of Net Assets
Corporate Bonds	$50,923,638	50.9%
Commercial Paper	26,899,045	26.9%
Asset Backed Securities	13,927,698	13.9%
U.S. Treasury Bills	13,099,865	13.1%
Exchange Traded Funds	4,506,246	4.5%
Other Assets & Liabilities	(9,339,861)	(9.3)%
Total Net Assets	$100,016,631	100.0%

Total Returns .
(Inception 3/11/14)	Since Inception

Guggenheim Strategy Fund I
NAV	0.02%
Barclays 1-3 Month U.S. Treasury Bill Index	0.01%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns.  The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial net asset value (NAV) of $25.00 per share. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Inception Date:	March 11, 2014

Ten Largest Holdings
(% of Total Net Assets)
U.S. Treasury Bill, due 04/17/14	10.0%
Glencore Funding LLC	6.8%
Ras Laffan Liquefied Natural Gas Company Limited III	6.2%
Rio Tinto Finance USA plc	4.8%
Citigroup, Inc.	4.7%
Guggenheim BulletShares 2014 Corporate Bond ETF	4.5%
Sands Point Funding Ltd. — Class A1	4.0%
Ford Motor Credit Company LLC	3.6%
WPP Finance UK	3.5%
U.S. Treasury Bill, due 04/10/14	3.1%
Top Ten Total	51.2%

FUND PROFILE (Unaudited)	March 31, 2014

Guggenheim Strategy Fund II

Holdings Diversification (Market Exposure as % of Net Assets)
Investments	Value	% of Net Assets
U.S. Treasury Bills	$36,064,738	41.4%
Corporate Bonds	20,072,059	23.1%
Commercial Paper	16,749,283	19.3%
Asset Backed Securities	16,172,390	18.6%
Exchange Traded Funds	4,308,931	5.0%
Collaterized Mortgage Obligation	389,015	0.4%
Other Assets & Liabilities	(6,764,365)	(7.8)%
Total Net Assets	$86,992,051	100.0%

Total Returns .
(Inception 3/11/14)	Since Inception

Guggenheim Strategy Fund II
NAV	-0.05%
Barclays 1-3 Month U.S. Treasury Bill Index	0.01%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial net asset value (NAV) of $25.00 per share. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Inception Date:	March 11, 2014

Ten Largest Holdings
(% of Total Net Assets)
U.S. Treasury Bill due 04/17/14	18.0%
U.S. Treasury Bill due 04/10/14	16.8%
U.S. Treasury Bill due 04/03/14	6.6%
Sands Point Funding Ltd. — Class A1	4.2%
CFIP CLO Ltd. — Class A2	3.1%
CCR, Inc. MT100 Payment Rights Master Trust — Class C	2.9%
Glencore Funding LLC	2.5%
Ras Laffan Liquefied Natural Gas Co. Ltd. III	2.2%
Royal Bank of Scotland Group plc	2.0%
Northeast Utilities	2.0%
Top Ten Total	60.3%

FUND PROFILE (Unaudited)	March 31, 2014

Guggenheim Strategy Fund III

Holdings Diversification (Market Exposure as % of Net Assets)
Investments	Value	% of Net Assets
U.S. Treasury Bills	$20,514,882	36.6%
Corporate Bonds	12,433,570	22.2%
Asset Backed Securities	12,386,906	22.1%
Commercial Paper	12,149,567	21.7%
Exchange Traded Funds	2,958,450	5.3%
Senior Floating Rate Interests	551,135	1.0%
Collateralized Mortgage Obligation	548,157	1.0%
Other Assets and Liabilities	(5,555,775)	(9.9)%
Total Net Assets	$55,986,892	100.0%

Total Returns .
(Inception 3/11/14)	Since Inception

Guggenheim Strategy Fund III
NAV	-0.04%
Barclays 1-3 Month U.S. Treasury Bill Index	0.01%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial net asset value (NAV) of $25.00 per share. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Inception Date:	March 11, 2014

Ten Largest Holdings
(% of Total Net Assets)
U.S. Treasury Bill, due 04/10/14	15.9%
U.S. Treasury Bill, due 04/17/14	10.7%
U.S. Treasury Bill, due 04/03/14	10.0%
Sands Point Funding Ltd. — Class A1	3.9%
CCR Incorporated MT100 Payment Rights Master Trust — Class C	3.5%
CFIP CLO Ltd. — Class A2	2.9%
Glencore Funding LLC	2.5%
Ras Laffan Liquefied Natural Gas Company Limited III	2.3%
TICP CLO I Ltd. — Class A1	2.1%
BNPP IP CLO 2014-1 Ltd. — Class A1	2.1%
Top Ten Total	55.9%

FUND PROFILE (Unaudited)	March 31, 2014

Guggenheim Variable Insurance Strategy Fund III

Holdings Diversification (Market Exposure as % of Net Assets)
Investments	Value	% of Net Assets
U.S. Treasury Bills	$18,339,884	38.7%
Corporate Bonds	10,622,853	22.5%
Asset Backed Securities	9,894,687	20.8%
Commercial Paper	9,299,597	19.6%
Exchange Traded Funds	2,521,849	5.3%
Collaterized Mortgage Obligation	495,109	1.0%
Senior Floating Rate Interests	450,968	0.9%
Other Assets & Liabilities	(4,154,315)	(8.8)%
Total Net Assets	$47,470,632	100.0%

Total Returns .
(Inception 3/11/14)	Since Inception

Guggenheim Variable Insurance Strategy Fund III
NAV	-0.08%
Barclays 1-3 Month U.S. Treasury Bill Index	0.01%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. NAV performance data reflects fees and expenses of the Fund. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial net asset value (NAV) of $25.00 per share. Returns for periods of less than one year are not annualized.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Inception Date:	March 11, 2014

Ten Largest Holdings
(% of Total Net Assets)
U.S. Treasury Bill due 04/17/14	15.1%
U.S. Treasury Bill due 04/10/14	12.6%
U.S. Treasury Bill due 04/03/14	10.9%
Sands Point Funding Ltd. — Class A1	4.2%
CCR, Inc. MT100 Payment Rights Master Trust — Class C	3.7%
CFIP CLO Ltd. — Class A2	3.1%
Glencore Funding LLC	2.5%
Ras Laffan Liquefied Natural Gas Co. Ltd. III	2.2%
Royal Bank of Scotland Group plc	2.1%
American Water Capital Corp.	2.1%
Top Ten Total	58.5%

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the period beginning March 11, 2014 and ending March 31, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

	Expense Ratio1	Fund Return	Beginning account value March 11, 2014	Ending Account Value March 31, 2014	Expenses Paid During Period
Table 1. Based on actual Fund return2,3
Guggenheim Strategy Fund I	0.09%	0.02%	$1,000.00	$1,000.18	$0.05
Guggenheim Strategy Fund II	(0.01)%	(0.05)%	1,000.00	999.54	(0.01)
Guggenheim Strategy Fund III	(0.01)%	(0.04)%	1,000.00	999.57	(0.01)
Guggenheim Variable Insurance Strategy Fund III	(0.01)%	(0.08)%	1,000.00	999.23	(0.01)

Table 2. Based on hypothetical 5% return (before expenses) 4
Guggenheim Strategy Fund I	0.09%	5.00%	$1,000.00	$1,024.48	$0.45
Guggenheim Strategy Fund II	(0.01)%	5.00%	1,000.00	1,024.98	(0.05)
Guggenheim Strategy Fund III	(0.01)%	5.00%	1,000.00	1,024.98	(0.05)
Guggenheim Variable Insurance Strategy Fund III	(0.01)%	5.00%	1,000.00	1,024.98	(0.05)

1 Annualized and excludes expenses of the underlying funds in which the Funds invest.
2 Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 19/365 (to reflect the since inception period for the Funds).
3 Actual cumulative return at net asset value for the period March 11, 2014 to March 31, 2014.
4 Hypothetical expenses reflect ongoing expenses for a full six-month period as opposed to the shorter since inception period.

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
EXCHANGE TRADED FUNDS† - 4.5%
Guggenheim BulletShares 2014
Corporate Bond ETF	212,860	$ 4,506,246
Total Exchange Traded Funds
(Cost $4,510,461)		4,506,246
	Face
	Amount	Value
CORPORATE BONDS†† - 50.9%
Financials - 25.4%
Citigroup, Inc.
1.20% due 07/25/161	$4,620,000	$4,678,317
Ford Motor Credit Company LLC
7.00% due 04/15/15	3,420,000	3,638,128
8.70% due 10/01/14	720,000	748,307
Macquarie Bank Ltd.
1.02% due 03/24/171,2	2,650,000	2,653,861
JPMorgan Chase & Co.
0.85% due 02/26/161	2,380,000	2,391,414
Royal Bank of Scotland Group
plc
1.17% due 03/31/171	1,950,000	1,952,291
Nomura Holdings, Inc.
1.68% due 09/13/161	1,900,000	1,935,034
Goldman Sachs Group, Inc.
1.44% due 04/30/181	1,790,000	1,812,846
WEA Finance LLC / WT Finance
Aust Pty Ltd.
5.75% due 09/02/152	1,400,000	1,493,115
Bank of America Corp.
4.50% due 04/01/15	1,430,000	1,483,594
Morgan Stanley
4.20% due 11/20/14	1,430,000	1,462,434
Macquarie Group Ltd.
7.30% due 08/01/142	1,150,000	1,175,038
Total Financials		25,424,379
Materials - 11.6%
Glencore Funding LLC
1.39% due 05/27/161,2	6,845,000	6,853,967
Rio Tinto Finance USA plc
1.07% due 06/17/161	4,740,000	4,780,802
Total Materials		11,634,769
Energy - 7.4%
Ras Laffan Liquefied Natural
Gas Company Limited III
5.83% due 09/30/162	5,808,495	6,186,047
Petroleos Mexicanos
2.26% due 07/18/181	1,190,000	1,240,575
Total Energy		7,426,622
Telecommunication Services - 3.5%
WPP Finance UK
8.00% due 09/15/14	3,369,000	3,479,032
Financial Institutions - 3.0%
ARC Properties Operating
Partnership, LP /Clark
Acquisition LLC
2.00% due 02/06/172	1,920,000	1,920,568
Liberty Property, LP
5.13% due 03/02/15	1,000,000	1,038,268
Total Financial Institutions		2,958,836
Total Corporate Bonds
(Cost $50,952,980)		50,923,638
ASSET BACKED SECURITIES†† - 13.9%
Sands Point Funding Ltd.
2006-1A, 0.50% due
07/18/201,2	4,020,009	3,986,240
CFIP CLO Ltd.
2014-1A, 1.00% due
04/13/251,2	3,000,000	2,981,250
CCR Incorporated MT100 Payment Rights Master Trust
2010-CA, 0.60% due
07/10/171,2	2,078,891	2,012,367
TICP CLO I Ltd.
2014-1A, 1.73% due
04/26/261,2	2,000,000	1,988,200
BNPP IP CLO 2014-1 Ltd.
2014-1A, 1.45% due
04/24/261,2	2,000,000	1,986,400
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.28% due
02/25/371	1,045,655	973,241
Total Asset Backed Securities
(Cost $13,935,568)		13,927,698
U.S. TREASURY BILLS†† - 13.1%
U.S. Treasury Bill3
due 04/17/14	10,000,000	9,999,880
due 04/10/14	3,100,000	3,099,985
Total U.S. Treasury Bills
(Cost $13,099,725)		13,099,865
COMMERCIAL PAPER†† - 26.9%
Northeast Utilities
0.17% due 04/01/142	2,000,000	2,000,000
Avery Dennison Corp.
0.19% due 04/01/142	2,000,000	2,000,000
Albemarle Corp.
0.18% due 04/02/14	2,000,000	1,999,989
Ryder System, Inc.
0.21% due 04/03/14	2,000,000	1,999,977
Pentair Finance S.A.
0.27% due 04/03/142	2,000,000	1,999,970
Duke Energy Corp.
0.21% due 04/07/142	2,000,000	1,999,930
Pacific Gas & Electric Co.
0.19% due 04/09/142	2,000,000	1,999,916
Ecolab, Inc.
0.20% due 04/09/14	2,000,000	1,999,911
Cox Enterprises, Inc.
0.23% due 04/08/142	2,000,000	1,999,911
FMC Corp.
0.23% due 04/10/14	2,000,000	1,999,885
Amcor Ltd.
0.25% due 04/11/142	2,000,000	1,999,861

Guggenheim Strategy Fund I
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face
	Amount	Value
COMMERCIAL PAPER†† (continued)26.9%
Pall Corp.
0.25% due 04/11/142	$ 2,000,000	$ 1,999,861
Bemis Company, Inc.
0.23% due 04/14/14	2,000,000	1,999,834
Airgas, Inc.
0.20% due 04/01/142	900,000	900,000
Total Commercial Paper
(Cost $26,899,045)		26,899,045
Total Investments - 109.3%
(Cost $109,397,779)		$ 109,356,492
Other Assets & Liabilities, net - (9.3)%		(9,339,861)
Total Net Assets - 100.0%		$ 100,016,631

†  Value determined based on Level 1 inputs — See Note 2.

†† Value determined based on Level 2 inputs — See Note 2.

1  Variable rate security. Rate indicated is rate effective at March 31, 2014.

2  Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $50,136,502 (cost $50,155,135), or 50.1% of total net assets.

3  Zero coupon rate security.

plc	Public Limited Company

The Guggenheim Strategy Fund I had the following transactions with affiliated funds during the period ended March 31, 2014.

For the period March 11, 2014
	Share Activity				through March 31, 2014 (in $000s)
Dividends
	Balance			Balance		Included
Security Name	3/11/2014	Purchases	Sales	3/31/2014	Value	in Income
Guggenheim BulletShares 2014 Corporate Bond ETF	-	212,860	-	212,860	$ 4,506	$ -

Affiliated funds accounted for $0 of the net realized gain on investments and $(4,215) of the change in net unrealized depreciation on investments during the period.

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
EXCHANGE TRADED FUNDS† - 5.0%
Guggenheim BulletShares 2017
High Yield Corporate Bond
ETF	54,398	$ 1,497,034
Guggenheim BulletShares 2015
High Yield Corporate Bond
ETF	52,081	1,407,749
Guggenheim BulletShares 2016
High Yield Corporate Bond
ETF	51,434	1,404,148
Total Exchange Traded Funds
(Cost $4,300,766)		4,308,931
	Face
	Amount	Value
CORPORATE BONDS†† - 23.1%
Financials - 11.1%
Royal Bank of Scotland Group
plc
1.17% due 03/31/171	$1,750,000	$1,752,055
Citigroup, Inc.
1.20% due 07/25/161	1,440,000	1,458,177
Ford Motor Credit Co. LLC
7.00% due 04/15/15	1,060,000	1,127,607
8.70% due 10/01/14	220,000	228,649
Macquarie Bank Ltd.
1.02% due 03/24/171,2	800,000	801,166
JPMorgan Chase & Co.
0.85% due 02/26/161	740,000	743,549
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
3.50% due 03/15/172	720,000	727,200
Nomura Holdings, Inc.
1.68% due 09/13/161	590,000	600,880
Goldman Sachs Group, Inc.
1.44% due 04/30/181	550,000	557,020
WEA Finance LLC / WT Finance
Aust Pty Ltd.
5.75% due 09/02/152	440,000	469,265
Bank of America Corp.
4.50% due 04/01/15	440,000	456,490
Morgan Stanley
4.20% due 11/20/14	440,000	449,980
Macquarie Group Ltd.
7.30% due 08/01/142	350,000	357,620
Total Financials		9,729,658
Materials - 4.2%
Glencore Funding LLC
1.39% due 05/27/161,2	2,130,000	2,132,790
Rio Tinto Finance USA plc
1.07% due 06/17/161	1,480,000	1,492,740
Total Materials		3,625,530
Energy - 2.7%
Ras Laffan Liquefied Natural
Gas Co. Ltd. III
5.83% due 09/30/162	1,804,330	1,921,611
Petroleos Mexicanos
2.26% due 07/18/181	370,000	385,725
Total Energy		2,307,336
Telecommunication Services - 2.1%
WPP Finance UK
8.00% due 09/15/14	1,050,000	1,084,293
Level 3 Financing, Inc.
3.85% due 01/15/181,2	720,000	732,600
Total Telecommunication
Services		1,816,893
Financial Institutions - 1.7%
Liberty Property, LP
5.13% due 03/02/15	1,000,000	1,038,268
ARC Properties Operating
Partnership, LP /Clark
Acquisition LLC
2.00% due 02/06/172	420,000	420,124
Total Financial Institutions		1,458,392
Industrials - 0.8%
International Lease Finance Corp.
2.18% due 06/15/161	720,000	725,400
Consumer Discretionary - 0.5%
Sabre GLBL, Inc.
8.50% due 05/15/192	370,000	408,850
Total Corporate Bonds
(Cost $20,083,131)		20,072,059
ASSET BACKED SECURITIES†† - 18.6%
Sands Point Funding Ltd.
2006-1A, 0.50% due
07/18/201,2	3,644,307	3,613,694
CFIP CLO Ltd.
2014-1A, 1.00% due
04/13/251,2	2,700,000	2,683,125
CCR, Inc. MT100 Payment Rights Master Trust
2010-CA, 0.60% due
07/10/171,2	2,573,865	2,491,502
TICP CLO I Ltd.
2014-1A, 1.73% due
04/26/261,2	1,500,000	1,491,150
BNPP IP CLO 2014-1 Ltd.
2014-1A, 1.45% due
04/24/261,2	1,500,000	1,489,800
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.28% due 02/25/371	1,045,655	973,241
Halcyon Structured Asset Management Long
Secured/Short Unsecured 2007-2 Ltd.
2007-2A, 3.99% due
10/29/211,2	900,000	887,580
Duane Street CLO IV Ltd.
2007-4A, 2.49% due
11/14/211,2	900,000	858,150
Westbrook CLO Ltd.
2006-1A, 1.93% due
12/20/201,2	850,000	810,390

Guggenheim Strategy Fund II
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 18.6% (continued)
GSAMP Trust 2005-HE6
2005-HE6, 0.59% due
11/25/351	$ 500,000	$ 444,728
San Gabriel CLO Ltd.
2007-1A, 2.49% due
09/10/211,2	450,000	429,030
Total Asset Backed Securities
(Cost $16,203,639)		16,172,390
COLLATERALIZED MORTGAGE OBLIGATION†† - 0.4%
HarborView Mortgage Loan Trust 2006-12
2006-12,0.35% due
01/19/381	463,008	389,015
Total Collateralized Mortgage Obligation
(Cost $390,183)		389,015
U.S. TREASURY BILLS†† - 41.4%
U.S. Treasury Bill3
due 04/17/14	15,685,000	15,684,811
due 04/10/14	14,650,000	14,649,927
due 04/03/14	5,730,000	5,730,000
Total U.S. Treasury Bills
(Cost $36,064,413)		36,064,738
COMMERCIAL PAPER†† - 19.3%
Northeast Utilities
0.17% due 04/01/142	1,750,000	1,750,000
Duke Energy Corp.
0.21% due 04/07/142	1,000,000	999,965
0.19% due 04/07/142	750,000	749,976
Total Duke Energy Corp.		1,749,941
American Water Capital Corp.
0.24% due 04/07/142	1,750,000	1,749,930
Pacific Gas & Electric Co.
0.19% due 04/09/142	1,750,000	1,749,926
Cox Enterprises, Inc.
0.23% due 04/08/142	1,750,000	1,749,922
VF Corp.
0.21% due 04/22/142	1,750,000	1,749,786
WellPoint, Inc.
0.15% due 04/03/142	1,000,000	999,992
Amcor Ltd.
0.25% due 04/11/142	500,000	499,965
0.26% due 04/11/142	500,000	499,964
Total Amcor Ltd.		999,929
Avery Dennison Corp.
0.19% due 04/01/142	750,000	750,000
Albemarle Corp.
0.18% due 04/02/14	500,000	499,998
Ryder System, Inc.
0.21% due 04/03/14	500,000	499,994
Pentair Finance S.A.
0.27% due 04/03/142	500,000	499,993
Ecolab, Inc.
0.20% due 04/09/14	500,000	499,978
FMC Corp.
0.23% due 04/10/14	500,000	499,971
Pall Corp.
0.25% due 04/11/142	500,000	499,965
Bemis Company, Inc.
0.23% due 04/14/14	500,000	499,958
Total Commercial Paper
(Cost $16,749,283)		16,749,283
Total Investments - 107.8%
(Cost $93,791,415)		$ 93,756,416
Other Assets & Liabilities, net - (7.8)%		(6,764,365)
Total Net Assets - 100.0%		$ 86,992,051

†    Value determined based on Level 1 inputs — See Note 2.

††   Value determined based on Level 2 inputs — See Note 2.

1     Variable rate security. Rate indicated is rate effective at March 31, 2014.

2     Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $36,975,031 (cost $37,008,232), or 42.5% of total net assets.

3     Zero coupon rate security.

plc  Public Limited Company

The Guggenheim Strategy Fund II had the following transactions with affiliated funds during the period March 11, 2014 through March 31, 2014.

					For the period March 11, 2014
	Share Activity				through March 31, 2014 (in $000s)
						Dividends
	Balance			Balance		Included
Security Name	3/11/2014	Purchases	Sales	3/31/2014	Value	in Income
Guggenheim Bullet Shares 2015 High Yield Corporate Bond ETF	-	52,081	-	52,081	$ 1,408	$ -
Guggenheim Bullet Shares 2016 High Yield Corporate Bond ETF	-	51,434	-	51,434	1,404	-
Guggenheim Bullet Shares 2017 High Yield Corporate Bond ETF	-	54,398	-	54,398	1,497	-
					$ 4,309	$ -

Affiliated funds accounted for $0 of the net realized gain on investments and $8,165 of the change in net unrealized appreciation on investments during the period.

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
EXCHANGE TRADED FUNDS† - 5.3%
Guggenheim BulletShares 2017
High Yield Corporate Bond ETF	37,490	$ 1,031,725
Guggenheim BulletShares 2015
High Yield Corporate Bond ETF	35,692	964,755
Guggenheim BulletShares 2016
High Yield Corporate Bond ETF	35,237	961,970
Total Exchange Traded Funds
(Cost $2,952,593)		2,958,450
	Face
	Amount	Value
CORPORATE BONDS†† - 22.2%
Financials - 11.3%
Royal Bank of Scotland Group plc
1.17% due 03/31/171	$1,050,000	$1,051,233
Citigroup, Inc.
1.20% due 07/25/161	940,000	951,866
Ford Motor Credit Company LLC
7.00% due 04/15/15	690,000	734,008
8.70% due 10/01/14	140,000	145,504
Macquarie Bank Ltd.
1.02% due 03/24/171,2	550,000	550,801
JPMorgan Chase & Co.
0.85% due 02/26/161	480,000	482,302
Icahn Enterprises LP / Icahn
Enterprises Finance Corp.
3.50% due 03/15/172	450,000	454,500
Nomura Holdings, Inc.
1.68% due 09/13/161	390,000	397,191
Goldman Sachs Group, Inc.
1.44% due 04/30/181	360,000	364,595
Morgan Stanley
4.20% due 11/20/14	290,000	296,577
3.10% due 11/09/181	50,000	50,856
WEA Finance LLC / WT Finance
Aust Pty Ltd.
5.75% due 09/02/152	290,000	309,288
Bank of America Corp.
4.50% due 04/01/15	290,000	300,869
Macquarie Group Ltd.
7.30% due 08/01/142	230,000	235,008
Total Financials		6,324,598
Materials - 4.2%
Glencore Funding LLC
1.39% due 05/27/161,2	1,390,000	1,391,821
Rio Tinto Finance USA plc
1.07% due 06/17/161	970,000	978,350
Total Materials		2,370,171
Energy - 2.7%
Ras Laffan Liquefied Natural Gas
Company Limited III
5.83% due 09/30/162	1,183,930	1,260,885
Petroleos Mexicanos
2.26% due 07/18/181	240,000	250,200
Total Energy		1,511,085
Telecommunication Services - 2.1%
WPP Finance UK
8.00% due 09/15/14	680,000	702,209
Level 3 Financing, Inc.
3.85% due 01/15/181,2	450,000	457,875
Total Telecommunication Services		1,160,084
Industrials - 0.8%
International Lease Finance Corp.
2.18% due 06/15/161	450,000	453,375
Financial Institutions - 0.6%
ARC Properties Operating
Partnership LP/Clark Acquisition
LLC
2.00% due 02/06/172	360,000	360,107
Consumer Discretionary - 0.5%
Sabre GLBL, Inc.
8.50% due 05/15/192	230,000	254,150
Total Corporate Bonds
(Cost $12,441,047)		12,433,570
ASSET BACKED SECURITIES†† - 22.1%
Sands Point Funding Ltd.
2006-1A, 0.50% due
07/18/201,2	2,216,640	2,198,021
CCR Incorporated MT100 Payment Rights Master Trust
2010-CA, 0.60% due
07/10/171,2	2,012,895	1,948,482
CFIP CLO Ltd.
2014-1A, 1.00% due
04/13/251,2	1,650,000	1,639,688
TICP CLO I Ltd.
2014-1A, 1.73% due
04/26/261,2	1,200,000	1,192,920
BNPP IP CLO 2014-1 Ltd.
2014-1A, 1.45% due
04/24/261,2	1,200,000	1,191,840
Halcyon Structured Asset Management Long
Secured/Short Unsecured 2007-2 Ltd.
2007-2A, 3.99% due
10/29/211,2	850,000	838,270
Duane Street CLO IV Ltd.
2007-4A, 2.49% due
11/14/211,2	850,000	810,475
Westbrook CLO Ltd.
2006-1A, 1.93% due
12/20/201,2	850,000	810,390
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.28% due 02/25/371	829,313	771,880
GSAMP Trust 2005-HE6
2005-HE6, 0.59% due
11/25/351	625,000	555,910

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 22.1% (continued)
San Gabriel CLO Ltd.
2007-1A, 2.49% due
09/10/211,2	$ 450,000	$ 429,030
Total Asset Backed Securities
(Cost $12,414,100)		12,386,906
SENIOR FLOATING RATE INTERESTS†† - 1.0%
Information Technology - 0.6%
Blue Coat Systems, Inc.
4.00% due 05/31/19	$350,000	$350,585
Consumer Discretionary - 0.4%
Acosta, Inc.
4.25% due 03/03/18	100,000	100,350
Go Daddy Operating Company LLC
4.00% due 12/17/18	100,000	100,200
Total Consumer Discretionary		200,550
Total Senior Floating Rate Interests
(Cost $552,750)		551,135
COLLATERALIZED MORTGAGE OBLIGATION†† - 1.0%
HarborView Mortgage Loan Trust 2006-12
2006-12,0.35% due 01/19/381	652,421	548,157
Total Collateralized Mortgage Obligation
(Cost $549,803)		548,157
U.S. TREASURY BILLS†† - 36.6%
U.S. Treasury Bill3
due 04/10/14	8,900,000	8,899,955
due 04/17/14	6,010,000	6,009,927
due 04/03/14	5,605,000	5,605,000
Total U.S. Treasury Bills
(Cost $20,514,735)		20,514,882
COMMERCIAL PAPER†† - 21.7%
Northeast Utilities
0.17% due 04/01/142	1,100,000	1,100,000
American Water Capital Corp.
0.24% due 04/07/142	1,100,000	1,099,955
Pacific Gas & Electric Co.
0.19% due 04/09/142	1,100,000	1,099,953
Cox Enterprises, Inc.
0.23% due 04/08/142	1,100,000	1,099,951
Avery Dennison Corp.
0.19% due 04/01/142	1,000,000	1,000,000
Albemarle Corp.
0.18% due 04/02/14	750,000	749,996
Rydex System, Inc.
0.21% due 04/03/14	750,000	749,991
Pentair Finance S.A.
0.27% due 04/03/142	750,000	749,989
Duke Energy Corp.
0.21% due 04/07/142	750,000	749,974
Ecolab, Inc.
0.20% due 04/09/14	750,000	749,967
FMC Corp.
0.23% due 04/10/14	750,000	749,957
Pall Corp.
0.25% due 04/11/142	750,000	749,948
Amcor Ltd.
0.25% due 04/11/142	750,000	749,948
Bemis Company, Inc.
0.23% due 04/14/14	750,000	749,938
Total Commercial Paper
(Cost $12,149,567)		12,149,567
Total Investments - 109.9%
(Cost $61,574,595)		$ 61,542,667
Other Assets & Liabilities, net - (9.9)%		(5,555,775)
Total Net Assets - 100.0%		$ 55,986,892

†     Value determined based on Level 1 inputs — See Note 2.

† †  Value determined based on Level 2 inputs — See Note 2.

1     Variable rate security. Rate indicated is rate effective at March 31, 2014.

2     Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $24,733,269 (cost $24,762,302), or 44.2% of total net assets.

3     Zero coupon rate security.

plc  Public Limited Company

Guggenheim Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)					March 31, 2014

The Guggenheim Strategy Fund III had the following transactions with affiliated funds during the period ended March 31, 2014.

					For the period March 11, 2014
	Share Activity				through March 31, 2014 (in $000s)
						Dividends
	Balance			Balance		Included
Security Name	3/11/2014	Purchases	Sales	3/31/2014	Value	in Income
Guggenheim BulletShares 2015 High Yield Corporate Bond ETF	-	35,692	-	35,692	$ 965	$ -
Guggenheim BulletShares 2016 High Yield Corporate Bond ETF	-	35,237		35,237	962	-
Guggenheim BulletShares 2017 High Yield Corporate Bond ETF	-	37,490		37,490	1,032	-
					$ 2,959	$ -

Affiliated funds accounted for $0 of the net realized gain on investments and $(5,856) of the change in net unrealized depreciation on investments during the period.

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Shares	Value
EXCHANGE TRADED FUNDS† - 5.3%
Guggenheim BulletShares 2017
High Yield Corporate Bond ETF	31,312	$ 861,706
Guggenheim BulletShares 2015
High Yield Corporate Bond ETF	30,727	830,551
Guggenheim BulletShares 2016
High Yield Corporate Bond ETF	30,388	829,592
Total Exchange Traded Funds
(Cost $2,518,001)		2,521,849
	Face
	Amount	Value
CORPORATE BONDS†† - 22.5%
Financials - 11.6%
Royal Bank of Scotland Group plc
1.17% due 03/31/171	$1,000,000	$1,001,174
Citigroup, Inc.
1.20% due 07/25/161	780,000	789,846
Ford Motor Credit Company LLC
7.00% due 04/15/15	580,000	616,992
8.70% due 10/01/14	120,000	124,718
Macquarie Bank Ltd.
1.02% due 03/24/171,2	500,000	500,729
Icahn Enterprises, LP / Icahn
Enterprises Finance Corp.
3.50% due 03/15/172	400,000	404,000
JPMorgan Chase & Co.
0.85% due 02/26/161	400,000	401,918
Nomura Holdings, Inc.
1.68% due 09/13/161	320,000	325,900
Goldman Sachs Group, Inc.
1.44% due 04/30/181	300,000	303,829
Morgan Stanley
4.20% due 11/20/14	240,000	245,443
3.10% due 11/09/181	50,000	50,856
WEA Finance LLC / WT Finance
Aust Pty Ltd.
5.75% due 09/02/152	240,000	255,963
Bank of America Corp.
4.50% due 04/01/15	240,000	248,995
Macquarie Group Ltd.
7.30% due 08/01/142	190,000	194,137
Total Financials		5,464,500
Materials - 4.2%
Glencore Funding LLC
1.39% due 05/27/161,2	1,160,000	1,161,520
Rio Tinto Finance USA plc
1.07% due 06/17/161	810,000	816,972
Total Materials		1,978,492
Energy - 2.7%
Ras Laffan Liquefied Natural Gas
Co. Ltd. III
5.83% due 09/30/162	987,470	1,051,656
Petroleos Mexicanos
2.26% due 07/18/181	200,000	208,500
Total Energy		1,260,156
Telecommunication Services - 2.1%
WPP Finance UK
8.00% due 09/15/14	570,000	588,616
Level 3 Financing, Inc.
3.85% due 01/15/181,2	400,000	407,000
Total Telecommunication Services		995,616
Industrials - 0.8%
International Lease Finance Corp.
2.18% due 06/15/161	400,000	403,000
Financial Institutions - 0.6%
ARC Properties Operating
Partnership, LP /Clark Acquisition
LLC
2.00% due 02/06/172	300,000	300,089
Consumer Discretionary - 0.5%
Sabre GLBL, Inc.
8.50% due 05/15/192	200,000	221,000
Total Corporate Bonds
(Cost $10,629,128)		10,622,853
ASSET BACKED SECURITIES†† - 20.8%
Sands Point Funding Ltd.
2006-1A, 0.50% due
07/18/201,2	2,028,790	2,011,748
CCR, Inc. MT100 Payment Rights Master Trust
2010-CA, 0.60% due
07/10/171,2	1,814,905	1,756,828
CFIP CLO Ltd.
2014-1A, 1.00% due
04/13/251,2	1,500,000	1,490,625
Halcyon Structured Asset Management Long
Secured/Short Unsecured 2007-2 Ltd.
2007-2A, 3.99% due
10/29/211,2	750,000	739,650
Duane Street CLO IV Ltd.
2007-4A, 2.49% due
11/14/211,2	750,000	715,125
Westbrook CLO Ltd.
2006-1A, 1.93% due
12/20/201,2	750,000	715,050
TICP CLO I Ltd.
2014-1A, 1.73% due
04/26/261,2	600,000	596,460
BNPP IP CLO 2014-1 Ltd.
2014-1A, 1.45% due
04/24/261,2	600,000	595,920
GSAMP Trust 2005-HE6
2005-HE6, 0.59% due
11/25/351	550,000	489,201
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.28% due 02/25/371	432,685	402,720

Guggenheim Variable Insurance Strategy Fund III
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2014

	Face
	Amount	Value
ASSET BACKED SECURITIES†† - 20.8% (continued)
San Gabriel CLO Ltd.
2007-1A, 2.49% due
09/10/211,2	$ 400,000	$ 381,360
Total Asset Backed Securities
(Cost $9,917,469)		9,894,687
COLLATERALIZED MORTGAGE OBLIGATION†† - 1.0%
HarborView Mortgage Loan Trust 2006-12
2006-12,0.35% due 01/19/381	589,283	495,109
Total Collateralized Mortgage Obligation
(Cost $496,596)		495,109
SENIOR FLOATING RATE INTERESTS†† - 0.9%
Information Technology - 0.5%
Blue Coat Systems, Inc.
4.00% due 05/31/19	$250,000	$250,418
Consumer Discretionary - 0.4%
Acosta, Inc.
4.25% due 03/05/18	100,000	100,350
Go Daddy Operating Company LLC
4.00% due 12/17/18	100,000	100,200
Total Consumer Discretionary		200,550
Total Senior Floating Rate Interests
(Cost $452,250)		450,968
U.S. TREASURY BILLS†† - 38.7%
U.S. Treasury Bill3
due 04/17/14	7,180,000	7,179,914
due 04/10/14	6,000,000	5,999,970
due 04/03/14	5,160,000	5,160,000
Total U.S. Treasury Bills
(Cost $18,339,750)		18,339,884
COMMERCIAL PAPER†† - 19.6%
American Water Capital Corp.
0.24% due 04/07/142	1,000,000	999,959
Cox Enterprises, Inc.
0.23% due 04/08/142	1,000,000	999,955
VF Corp.
0.21% due 04/22/142	1,000,000	999,878
Duke Energy Corp.
0.19% due 04/07/142	600,000	599,981
0.21% due 04/07/142	350,000	349,988
Total Duke Energy Corp.		949,969
Pacific Gas & Electric Co.
0.19% due 04/09/142	950,000	949,960
VW Credit, Inc.
0.18% due 04/01/142	800,000	800,000
Western Union Co.
0.22% due 04/01/142	800,000	800,000
Albemarle Corp.
0.18% due 04/02/14	350,000	349,998
Ryder System, Inc.
0.21% due 04/03/14	350,000	349,996
Pentair Finance S.A.
0.27% due 04/03/142	350,000	349,995
Ecolab, Inc.
0.20% due 04/09/14	350,000	349,984
FMC Corp.
0.23% due 04/10/14	350,000	349,980
Pall Corp.
0.25% due 04/11/142	350,000	349,976
Amcor Ltd.
0.25% due 04/11/142	350,000	349,976
Bemis Company, Inc.
0.23% due 04/14/14	350,000	349,971
Total Commercial Paper
(Cost $9,299,597)		9,299,597
Total Investments - 108.8%
(Cost $51,652,791)		$ 51,624,947
Other Assets & Liabilities, net - (8.8)%		(4,154,315)
Total Net Assets - 100.0%		$ 47,470,632

†     Value determined based on Level 1 inputs — See Note 2.

††   Value determined based on Level 2 inputs — See Note 2.

1     Variable rate security. Rate indicated is rate effective at March 31, 2014.

2     Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $21,048,528 (cost $21,074,725), or 44.3% of total net assets.

3     Zero coupon rate security.

plc  Public Limited Company

The Guggenheim Variable Insurance Strategy Fund III had the following transactions with affiliated funds during the period March 11, 2014 through March 31, 2014.

					For the period March 11, 2014
	Share Activity				through March 31, 2014 (in $000s)
						Dividends
	Balance			Balance		Included
Security Name	3/11/2014	Purchases	Sales	3/31/2014	Value	in Income
Guggenheim Bullet Shares 2015 High Yield Corporate Bond ETF	-	30,727	-	30,727	$ 830	$ -
Guggenheim Bullet Shares 2016 High Yield Corporate Bond ETF	-	30,388	-	30,388	830	-
Guggenheim Bullet Shares 2017 High Yield Corporate Bond ETF	-	31,312	-	31,312	862	-
					$ 2,522	$ -

Affiliated funds accounted for $0 of the net realized gain on investments and $3,848 of the change in net unrealized appreciation on investments during the period.

Guggenheim Strategy Fund I

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 31, 2014

ASSETS:
Investments, at value
(cost $109,397,779)	$109,356,492
Receivables:
Interest	293,167
From Adviser	237
Total assets	109,649,896
LIABILITIES:
Overdraft due to custodian bank	725,918
Payable for:
Securities purchased	8,902,670
Trustees' fees*	180
Miscellaneous	4,497
Total liabilities	9,633,265
NET ASSETS	$100,016,631
NET ASSETS CONSIST OF:
Paid in capital	$100,058,126
Accumulated net investment loss	(209)
Accumulated net realized gain on investments	1
Net unrealized depreciation on investments	(41,287)
Net assets	$100,016,631
Capital shares outstanding	4,002,326
Net asset value per share	$24.99

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 31, 2014

ASSETS:
Investments, at value
(cost $93,791,415)	$93,756,416
Receivables:
Securities sold	700,000
Interest	142,649
From Adviser	355
Total assets	94,599,420
LIABILITIES:
Overdraft due to custodian bank	195,679
Payable for:
Securities purchased	7,411,690
Total liabilities	7,607,369
NET ASSETS	$86,992,051
NET ASSETS CONSIST OF:
Paid in capital	$87,028,270
Accumulated net investment loss	(1,237)
Accumulated net realized gain on investments	17
Net unrealized depreciation on investments	(34,999)
Net assets	$86,992,051
Capital shares outstanding	3,482,124
Net asset value per share	$24.98

Guggenheim Strategy Fund III

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 31, 2014

ASSETS:
Investments, at value
(cost $61,574,595)	$61,542,667
Receivables:
Securities sold	120,000
From Adviser	247
Interest	84,597
Total assets	61,747,511
LIABILITIES:
Overdraft due to custodian bank	135,330
Payable for:
Securities purchased	5,625,289
Total liabilities	5,760,619
NET ASSETS	$55,986,892
NET ASSETS CONSIST OF:
Paid in capital	$56,019,965
Accumulated net investment loss	(1,146)
Accumulated net realized gain on investments	1
Net unrealized depreciation on investments	(31,928)
Net assets	$55,986,892
Capital shares outstanding	2,241,087
Net asset value per share	$24.98

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
March 31, 2014

ASSETS:
Investments, at value
(cost $51,652,791)	$51,624,947
Receivables:
Interest	72,267
From Adviser	194
Total assets	51,697,408
LIABILITIES:
Overdraft due to custodian bank	75,813
Payable for:
Securities purchased	4,134,301
Miscellaneous	16,662
Total liabilities	4,226,776
NET ASSETS	$47,470,632
NET ASSETS CONSIST OF:
Paid in capital	$47,500,000
Accumulated net investment loss	(1,526)
Accumulated net realized gain on investments	2
Net unrealized depreciation on investments	(27,844)
Net assets	$47,470,632
Capital shares outstanding	1,900,977
Net asset value per share	$24.97

Guggenheim Strategy Fund I

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 31, 2014 a

INVESTMENT INCOME:
Interest	$62,356
Total investment income	62,356

EXPENSES:
Professional fees	2,755
Fund accounting/administration fees	2,740
Transfer agent	660
Legal	551
Custodian fees	460
Trustees' fees*	180
Miscellaneous	730
Total expenses	8,076
Less:
Expenses waived by service company	(3,400)
Expenses waived by Advisor	(237)
Total waived expenses	(3,637)
Net expenses	4,439
Net investment income	57,917

NET REALIZED AND UNREALIZED GAIN
(LOSS):
Net realized gain on investments	1

Net change in unrealized (depreciation) on
investments	(41,287)
Net realized and unrealized loss	(41,286)
Net increase in net assets resulting from
operations	$16,631

a Since commencement of operations: March 11, 2014.

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund II

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 31, 2014a

INVESTMENT INCOME:
Interest	$26,678
Total investment income	26,678

EXPENSES:
Professional fees	2,900
Fund accounting/administration fees	2,740
Transfer agent	660
Legal fees	580
Custodian fees	428
Trustees' fees*	180
Miscellaneous	540
Total expenses	8,028
Less:
Expenses waived by service company	(3,400)
Expenses waived by Advisor	(4,983)
Total waived expenses	(8,383)
Net expenses	(355)
Net investment income	27,033

NET REALIZED AND UNREALIZED GAIN
(LOSS):
Net realized gain on Investments	17

Net change in unrealized appreciation
(depreciation) on Investments	(34,999)
Net realized and unrealized loss	(34,982)
Net decrease in net assets resulting from
operations	$(7,949)

a Since commencement of operations: March 11, 2014.

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund III

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 31, 2014a

INVESTMENT INCOME:
Interest	$18,572
Total investment income	18,572

EXPENSES:
Professional fees	2,755
Fund accounting/administration fees	2,740
Transfer agent	660
Legal	551
Custodian fees	390
Trustees' fees*	180
Miscellaneous	731
Total expenses	8,007
Less:
Expenses waived by service company	(3,400)
Expenses waived by Advisor	(4,854)
Total waived expenses	(8,254)
Net expenses	(247)
Net investment income	18,819

NET REALIZED AND UNREALIZED GAIN
(LOSS):
Net realized gain on investments	1

Net change in unrealized (depreciation) on
investments	(31,928)
Net realized and unrealized loss	(31,927)
Net decrease in net assets resulting from
operations	$(13,108)

a Since commencement of operations: March 11, 2014.

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Variable Insurance Strategy Fund III

STATEMENT OF
OPERATIONS (Unaudited)
Period Ended March 31, 2014a

INVESTMENT INCOME:
Interest	$14,943
Total investment income	14,943

EXPENSES:
Professional fees	2,900
Fund accounting/administration fees	2,740
Transfer agent	660
Legal fees	580
Custodian fees	388
Trustees' fees*	180
Miscellaneous	540
Total expenses	7,988
Less:
Expenses waived by service company	(3,400)
Expenses waived by Advisor	(4,782)
Total waived expenses	(8,182)
Net expenses	(194)
Net investment income	15,137

NET REALIZED AND UNREALIZED GAIN
(LOSS):
Net realized gain on investments	2

Net change in unrealized appreciation
(depreciation) on investments	(27,844)
Net realized and unrealized loss	(27,842)
Net decrease in net assets resulting from
operations	$(12,705)

a Since commencement of operations: March 11, 2014.

* Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

Guggenheim Strategy Fund I
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Period Ended March
31, 2014a
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$57,917
Net realized gain on investments	1
Net change in unrealized (depreciation) on investments	(41,287)
Net increase in net assets resulting from operations	16,631

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(58,126)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	100,000,000
Distributions reinvested	58,126
Net increase from capital share transactions	100,058,126
Net increase in net assets	100,016,631

NET ASSETS:
Beginning of year	–
End of year	$100,016,631

Accumulated net investment loss at end of year	$(209)

CAPITAL SHARE ACTIVITY:
Shares sold	4,000,000
Shares issued from reinvestment of distributions	2,326
Net increase in shares	4,002,326

a	Since commencement of operations: March 11, 2014.

Guggenheim Strategy Fund II
STATEMENT OF CHANGES IN NET ASSETS

Period Ended March
31, 2014a
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$27,033
Net realized gain on investments	17
Net change in unrealized appreciation (depreciation) on investments	(34,999)
Net decrease in net assets resulting from operations	(7,949)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(28,270)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	87,000,000
Distributions reinvested	28,270
Net increase from capital share transactions	87,028,270
Net increase in net assets	86,992,051

NET ASSETS:
Beginning of year	–
End of year	$86,992,051

Accumulated net investment loss at end of year	$(1,237)

CAPITAL SHARE ACTIVITY:
Shares sold	3,480,992
Shares issued from reinvestment of distributions	1,132
Net increase in shares	3,482,124

a	Since commencement of operations: March 11, 2014.

Guggenheim Strategy Fund III
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

Period Ended March
31, 2014a
(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$18,819
Net realized gain on investments	1
Net change in unrealized (depreciation) on investments	(31,928)
Net decrease in net assets resulting from operations	(13,108)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(19,965)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	56,000,000
Distributions reinvested	19,965
Net increase from capital share transactions	56,019,965
Net increase in net assets	55,986,892

NET ASSETS:
Beginning of year	–
End of year	$55,986,892

Accumulated net investment loss at end of year	$(1,146)

CAPITAL SHARE ACTIVITY:
Shares sold	2,240,288
Shares issued from reinvestment of distributions	799
Net increase in shares	2,241,087

a	Since commencement of operations: March 11, 2014.

Guggenheim Variable Insurance Strategy Fund III
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
March 31, 2014a
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$15,137
Net realized gain on investments	2
Net change in unrealized appreciation (depreciation) on investments	(27,844)
Net decrease in net assets resulting from operations	(12,705)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(16,663)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	47,500,000
Net increase from capital share transactions	47,500,000
Net increase in net assets	47,470,632

NET ASSETS:
Beginning of year	–
End of year	$47,470,632

Accumulated net investment loss at end of year	$(1,526)

CAPITAL SHARE ACTIVITY:
Shares sold	1,900,977
Net increase in shares	1,900,977

a	Since commencement of operations: March 11, 2014.

Guggenheim Strategy Fund I
FINANCIAL HIGHLIGHTS (Unaudited)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Period Ended
March 31, 2014a
Per Share Data
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)b	.01
Net (loss) on investments (realized and
unrealized)	(.01)
Total from investment operations	—
Less distributions from:
Net investment income	(.01)
Total distributions	(.01)
Net asset value, end of period	$24.99

Total Returnc	0.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$100,017
Ratios to average net assets:
Net investment income	1.11%
Total expensesd	0.16%
Net expensesd,e	0.09%
Portfolio turnover rate	—%

a  Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b  Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c  Total return has not been annalized.
d  Does not include expenses of the underlying funds in which the Fund invests.
e  Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund II
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Period Ended
March 31, 2014a
Per Share Data
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)b	.01
Net gain (loss) on investments (realized
and unrealized)	(.02)
Total from investment operations	(.01)
Less distributions from:
Net investment income	(.01)
Total distributions	(.01)
Net asset value, end of period	$24.98

Total Returnc	(0.05%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$86,992
Ratios to average net assets:
Net investment income	0.78%
Total expensesd	0.23%
Net expensesd,e	(0.01%)
Portfolio turnover rate	—%

a  Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b  Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c  Total return has not been annualized.
d  Does not include expenses of the underlying funds in which the Fund invests.
e  Net expense information reflects the expense ratios after expense waivers.

Guggenheim Strategy Fund III
FINANCIAL HIGHLIGHTS (Unaudited)
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Period Ended
March 31, 2014a
Per Share Data
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment incomeb	.01
Net (loss) on investments (realized and
unrealized)	(.02)
Total from investment operations	(.01)
Less distributions from:
Net investment income	(.01)
Total distributions	(.01)
Net asset value, end of period	$24.98

Total Returnc	(0.04%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$55,987
Ratios to average net assets:
Net investment income	0.73%
Total expensesd	0.31%
Net expensesd,e	(0.01%)
Portfolio turnover rate	—%

a   Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b   Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c  Total return has not been annalized.
d   Does not include expenses of the underlying funds in which the Fund invests.
e   Net expense information reflects the expense ratios after expense waivers.

Guggenheim Variable Insurance Strategy Fund III
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Period Ended
March 31, 2014a
Per Share Data
Net asset value, beginning of period	$25.00
Income (loss) from investment operations:
Net investment income (loss)b	.01
Net gain (loss) on investments (realized
and unrealized)	(.03)
Total from investment operations	(.02)
Less distributions from:
Net investment income	(.01)
Total distributions	(.01)
Net asset value, end of period	$24.97

Total Returnc	(0.08%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$47,471
Ratios to average net assets:
Net investment income	0.80%
Total expensesd	0.42%
Net expensesd,e	(0.01%)
Portfolio turnover rate	—%

a   Since commencement of operations: March 11, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
b   Net investment income (loss) per share was computed using average shares outstanding throughout the period.
c   Total return has not been annualized.
d   Does not include expenses of the underlying funds in which the Fund invests.
e   Net expense information reflects the expense ratios after expense waivers.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization
The Guggenheim Strategy Funds Trust (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”) as a diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. Only investment companies, common or commingled trust funds or other organizations, entities or investors that are “accredited investors” within the meaning of Regulation D under the 1933 Act may make investments in the Funds.

At March 31, 2014, the Trust consisted of four separate funds. This report covers the Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (the “Funds”).

Guggenheim Partners Investment Management, LLC d/b/a Guggenheim Investments (“GI”) provides advisory services and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as the distributor for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

 A. Valuations of the Funds’ securities are supplied primarily by pricing services approved by the Board of Trustees. A Valuation Committee (“Valuation Committee”) is responsible for the oversight of the valuation process of the Funds and convenes monthly, or more frequently as needed. The Valuation Committee will review the valuation of all assets which have been fair valued for reasonableness. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Trustees, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market, or price derived from significant observable inputs and is also compared to broker quote (matrixed). If the pricing service cannot or does not provide a valuation for a particular loan or such valuation is deemed unreliable, such loan is fair valued by the Valuation Committee.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

U.S. government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business. Other debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury yields, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost, which approximates market value.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

B. Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2014.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premium and accretion of discount, is accrued on a daily basis. Distributions received from investments in real estate investment trusts ("REITs") are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received.

D. The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to a Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

E. The Funds declare dividends from investment income daily. Each Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

F. Expenses directly attributable to a Fund are charged directly to the Fund. Other expenses common to various funds within the fund complex are generally allocated amongst such funds on the basis of average net assets.

G. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2014, there were no earnings credits received.

H. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

J. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Trust does not pay GI investment advisory fees.

RFS provides transfer agent services to each Fund for an annual fee of $12,000 per Fund.

RFS also provides accounting and administrative services to each Fund at an annual rate of 0.05% per Fund, based on the average daily net assets of each Fund.  Each Fund is subject to an annual minimum and maximum fee of $50,000 and $100,000, respectively.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to the Funds, as applicable, based on relative net assets.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure.  The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any.  Fair valuation determinations that rely on fewer or no observable inputs require greater judgment.  Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at March 31, 2014:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Guggenheim Strategy Fund I	$4,506,246	$104,850,246	$–	$109,356,492
Guggenheim Strategy Fund II	4,308,931	89,447,485	–	93,756,416
Guggenheim Strategy Fund III	2,958,450	58,584,217	–	61,542,667
Guggenheim Variable Insurance Strategy Fund III	2,521,849	49,103,098	–	51,624,947

Independent pricing services are used to value a majority of the Funds' investments.  When values are not available from a pricing service, they may be computed by the Funds' investment adviser or an affiliate.  In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds' assets and liabilities are categorized as Level 2.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds' assets and liabilities, i.e. prices provided by a broker-dealer or other market participant what has not committed to trade at that price.  Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations.  Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.  The Funds' fair value guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investments’ valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. For the period ended March 31, 2014, there were no transfers between levels.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

4. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve it from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010 and seeks to simplify some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and to improve the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds were on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At March 31, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
Guggenheim Strategy Fund I	$109,397,779	$26,406	$67,693	$(41,287)
Guggenheim Strategy Fund II	93,791,415	21,761	56,760	(34,999)
Guggenheim Strategy Fund III	61,574,595	16,308	48,236	(31,928)
Guggenheim Variable Insurance Strategy Fund III	51,652,791	12,277	40,121	(27,844)

5. Securities Transactions

For the period ended March 31, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities and short-term investments, were as follows:

Fund	Purchases	Sales
Guggenheim Strategy Fund I	$61,496,630	$20,092
Guggenheim Strategy Fund II	40,995,774	20,092
Guggenheim Strategy Fund III	27,541,946	15,935
Guggenheim Variable Insurance Strategy Fund III	24,020,614	8,314

SUPPLEMENTAL INFORMATION (Unaudited)

Federal Income Tax Information

In January 2015, shareholders will be advised on IRS Form 1099 DIV or substitute 1099DIV as to the federal tax status of the distributions received by shareholders in the calendar year 2014.

Trustees
The Trustees of the Trust and their principal business occupations during the past five years:

Name, Address* and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
Independent Trustees
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	86	None.
Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 2014	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	82	None.
Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2014	Current: President, Washburn University (1997-present).	82	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present)
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	82
Current: Mercator Minerals Ltd. (2013-present); First Americas Gold Corp. (2012-present); Zincore Metals, Inc. (2009-present).

Former: Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	82	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	88	None.
Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 2014	Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	82	None.

SUPPLEMENTAL INFORMATION (Unaudited)

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	85	Former: Bennett Group of Funds (2011-2013).

Interested Trustee
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2014	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	214	Current: Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

SUPPLEMENTAL INFORMATION (Unaudited)

Principal Executive Officers
The Principal Executive Officers of the Trust, who are not trustees, and their principal occupations during the past five years:

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years

Joseph M. Arruda (1966)	Assistant Treasurer	Since 2014
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Amy J. Lee (1961)	Secretary and Vice President	Since 2014
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2014
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Alison Santay (1974)	AML Officer	Since 2014
Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-March 2014).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

BOARD CONSIDERATIONS IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

At a meeting held November 11, 2013 (the “November Meeting”), each of the Trustees who is not an “interested person,” as defined by the Investment Company Act of 1940 (“1940 Act”), of the Guggenheim Strategy Funds Trust (collectively, the “Independent Trustees”), met independently of Fund management to consider the approval of the Advisory Agreement between Guggenheim Partners Investment Management, LLC (“GPIM”) and the new Guggenheim Strategy Funds Trust (the “Trust”) on behalf of the Trust’s series (the “Funds”). As part of its review process, the Independent Trustees were represented by independent legal counsel (“Independent Legal Counsel”). Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the consideration of the Advisory Agreement and the legal responsibilities of the Trustees related to such consideration and assisted the Independent Trustees in their deliberations.

The Trustees, including the Independent Trustees, discussed the Advisory Agreement in light of the regulatory requirements and criteria and assessed information with respect to each Fund concerning the fees and expenses, investment objectives and policies, investment strategies and models, portfolio construction process, strategy performance and portfolio management team, among other things.

Following an analysis and discussion of the factors identified below, the Trustees concluded that it was in the best interests of the Trust on behalf of each Fund to approve the Advisory Agreement.

Nature, Extent and Quality of Services to be Provided by GPIM: With respect to the nature, extent and quality of services to be provided by GPIM, the Independent Trustees considered the functions to be performed by GPIM for the Trust and reviewed information describing the background and experience of the persons to be responsible for the day-to-day management of the Trust.  In this regard, the Independent Trustees took into account the nature and quality of services provided by GPIM in the past, the experience, resources and strengths of GPIM and its affiliates in implementing the investment strategies of certain other open-end funds and providing or overseeing various administrative and shareholder support services to open-end funds, GPIM’s reputation as a diversified financial services firm, and GPIM’s experience in investing in fixed income securities.

The Board also considered the acceptability of the terms of the Advisory Agreement, noting that GPIM would not charge the Funds an investment advisory fee and each Fund’s estimated total expense ratio as compared to those of funds with similar or related investment objectives and strategies (such information was provided by GPIM). Based on the foregoing, and based on other information received (both orally and in writing) at the November Meeting, as well as other considerations, the Board concluded that GPIM and its personnel were capable of providing high quality investment advisory services to the Trust.

Investment Performance: With respect to performance, the Board noted that the Trust had no performance history and, instead, considered GPIM’s fixed-income expertise and the performance of other fixed income funds managed by GPIM.  The Board did not consider performance to be a material factor in its decision to approve the Advisory Agreement as the Funds have no operating history and would operate as underlying investment options to other funds and accounts managed by Guggenheim Investments as part of a specific investment strategy for the investing funds and accounts, and that the Funds would not be publicly offered as a separate investment product.  The Board did consider, however, the anticipated possible benefits, from a performance standpoint, that the Funds could bring to the other registered investment companies that they oversee and that are expected to invest in the Funds.

Comparative Fees, Costs of Services Provided and the Profits to be Realized by GPIM from its Relationship with the Trust: The Board evaluated the Trust’s proposed investment advisory fee and total expense ratio. The Board considered that GPIM would not charge the Funds an investment advisory fee for each Fund and the estimated total expense ratio of each Fund as compared to those of funds with similar funds.  With respect to the costs of advisory services to be provided and estimated level of profitability, on the basis of the Trustees’ review of the fees to be charged by GPIM and its affiliates for investment advisory and related services, the Board concluded that it was too early to predict profitability from the Trust, but the Trustees also noted that they would have the opportunity in the future to periodically re-examine this matter.

With respect to other benefits available to GPIM and its affiliates because of their relationship with the Trust, the Board considered fees charged by GPIM and its affiliates for related services, and other intangible benefits, and concluded that the proposed arrangements appropriately reflected such benefits.

Economies of Scale to be Realized: With respect to economies of scale, the Board considered that as there was no investment advisory fee, there were no economies of scale to be shared between the Trust and GPIM.

Overall Conclusions

Based on the foregoing, the Trustees determined that the proposed investment advisory fee for each Fund is fair and reasonable in light of the extent and quality of the services to be provided and other benefits to be received and that the approval of the Advisory Agreement is in the best interests of each Fund and its shareholders. In reaching this conclusion, no single factor was determinative. The Board, including all of the Independent Trustees, approved the Advisory Agreement for an initial term of two years.

TRUST INFORMATION

Board of Trustees	Investment Adviser
Randall C. Barnes	Guggenheim Partners Investment Management, LLC
Donald A. Chubb	Santa Monica, CA
Jerry B. Farley
Donald C. Cacciapaglia*	Distributor
Roman Friedrich III	Guggenheim Funds Distributors, LLC
Robert B. Karn III	Rockville, MD
Ronald A. Nyberg
Maynard F. Oliverius	Accounting Agent, Administrator and Transfer Agent
Ronald E. Toupin, Jr., Chairman	Rydex Fund Services, LLC
Rockville, MD
*Trustee is an “interested person” (as defined in section 2(a)(19) of the 1940 Act) (“Interested Trustee”) of the Trust because of his position as the President and CEO of the Investment Adviser and the Distributor.
Custodian The Bank of New York Mellon Corp. New York, NY

Officers	Legal Counsel
Elisabeth Miller	Dechert LLP
Chief Compliance Officer	New York, NY

Alison Santay	Independent Registered Public
AML Officer	Accounting Firm
Ernst & Young LLP
John L. Sullivan	McLean, VA
Treasurer

Joseph M. Arruda
Assistant Treasurer

Amy J. Lee
Secretary and Vice President

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding the non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information.  The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

TRUST INFORMATION

This report is sent to shareholders of the Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds as (800)345-7999.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Item 2.  Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for a semi-annual reporting period.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable for a semi-annual reporting period.

(b) There has been no change, as of the date of filing, in any of the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on Form N-CSR.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a)      The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded based on such evaluation, as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act.
(a)(3)	Not applicable.
(b)	Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Guggenheim Strategy Funds Trust

By:              /s/ Donald C. Cacciapaglia

Name:         Donald C. Cacciapaglia

Title:            Chief Executive Officer

Date:           May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:             /s/ Donald C. Cacciapaglia

Name:         Donald C. Cacciapaglia

Title:            Chief Executive Officer

Date:           May 29, 2014

By:              /s/ John L. Sullivan

Name:         John L. Sullivan

Title:            Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:           May 29, 2014